UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2012

Check here if Amendment [  ];               Amendment Number:1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Braver Wealth Management, LLC
Address: 117 Kendrick Street, Suite 800
         Needham, MA 02494

Form 13F File Number: 028-15150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David D'Amico
Title: President
Phone: 617-969-0223

Signature, Place, and Date of Signing:


  David D'Amico                Needham, MA           May 9, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              66
                                                  -----------------------

Form 13F Information Table Value Total:              $240952 (x1000)
                                                  -----------------------


List of Other Included Managers:

                          Braver Wealth Management, LLC
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS COM                      COM       2824100        836    23657SH              SOLE                  13340         10317
ABBVIE INC COM                       COM     00287Y109       1519    37248SH              SOLE                  22356         14892
APPLE INC COM                        COM      37833100       2241     5063SH              SOLE                   3183          1880
APPLIED MATLS INC COM                COM      38222105        690    51217SH              SOLE                  22356         28861
AT&T INC COM                         COM     00206R102       1532    41767SH              SOLE                  27195         14572
BB&T COPR COM                        COM      54937107       1409    44871SH              SOLE                  27594         17277
CHEVRON CORP NEW COM                 COM     166764100       1110     9342SH              SOLE                   6103          3239
CISCO SYS INC COM                    COM     17275R102       1631    78038SH              SOLE                  53052         24986
COACH INC COM                        COM     189754104        698    13955SH              SOLE                   9845          4110
CONOCOPHILLIPS COM                   COM     20825C104       1025    17049SH              SOLE                  11485          5564
DARDEN RESTAURANTS INC COM           COM     237194105       1172    22677SH              SOLE                  16593          6084
DEERE & CO COM                       COM     244199105        747     8690SH              SOLE                   6305          2385
DU PONT E I DE NEMOURS & CO          COM     263534109       1279    26017SH              SOLE                  15261         10756
EXELON CORP COM                      COM     30161N101        911    26418SH              SOLE                  18104          8314
EXXON MOBIL CORP COM                 COM     30231G102       1294    14362SH              SOLE                   8891          5471
FEDERATED INVS INC PA CL B           COM     314211103       1126    47591SH              SOLE                  39244          8347
FIFTH THIRD BANCORP COM              COM     316773100       1291    79132SH              SOLE                  54952         24180
GENERAL ELECTRIC CO COM              COM     369604103       1451    62756SH              SOLE                  39235         23521
GOLD FIELDS LTD NEW SPONS ADR        ADR     38059T106        594    76599SH              SOLE                                76599
ILLNOIS TOOL WKS INC COM             COM     452308109       1366    22409SH              SOLE                  14343          8066
INTEL CORP COM                       COM     458140100       2140    98023SH              SOLE                  66186         31837
ISHARES TR BARCLYS TIPS BD           COM     464287176       2161    17820SH              SOLE                                17820
ISHARES TR CORE S&P MCP ETF          COM     464287507      11730   101941SH              SOLE                               101941
ISHARES TR CORE S&P SCP ETF          COM     464287804       6261    71914SH              SOLE                                71914
ISHARES TR CORE S&P500 ETF           COM     464287200      50075   318222SH              SOLE                               318222
ISHARES TR CORE TOTUSBD ETF          COM     464287226      19684   177769SH              SOLE                               177769
ISHARES TR DJ US FINL SEC            COM     464287788       1393    20528SH              SOLE                                20528
ISHARES TR DJ US TECH SEC            COM     464287721       4495    61318SH              SOLE                                61318
ISHARES TR HIGH YLD CORP             COM     464288513       7344    77837SH              SOLE                                77837
ISHARES TR IBOXX INV CPBD            COM     464287242       6565    54509SH              SOLE                                54509
ISHARES TR MSCI EAFE INDEX           COM     464287465       9589   162587SH              SOLE                               162587
ISHARES TR MSCI EMERG MKT            COM     464287234       4317   100936SH              SOLE                               100936
ISHARES TR NASDQ BIO INDX            COM     464287556        895     5598SH              SOLE                                 5598
ISHARES TR RUSL 2000 GROW            COM     464287648       3909    36314SH              SOLE                                36314
ISHARES TR RUSSELL 2000              COM     464287655        518     5488SH              SOLE                                 5488
ISHARES TR RUSSELL MIDCAP            COM     464287499       1270     9976SH              SOLE                                 9976
ISHARES TR RUSSELL1000VAL            COM     464287598       3890    47928SH              SOLE                                47928
ISHARES TR TRANSP AVE IDX            COM     464287192        494     4434SH              SOLE                                 4434
JOHNSON & JOHNSON COM                COM     478160104        905    11106SH              SOLE                   7153          3953
MARKET VECTORS ETF TR GOLD MINER     COM     57060U100       3534    93367SH              SOLE                                93367
MERCK & CO INC NEW COM               COM     58933Y105       1272    28794SH              SOLE                  19811          8983
MICROSOFT CORP COM                   COM     594918104       2039    71264SH              SOLE                  45954         25310
NEWMONT MINING CORP COM              COM     651639106       1287    30714SH              SOLE                  20554         10160
PFIZER INC COM                       COM     717081103       1400    48516SH              SOLE                  34468         14048
POWERSH ETF TRUST CLEANTECH PORT     COM     73935X278        209     8168SH              SOLE                                 8168
REGENERON PHARMACEUTICALS COM        COM     75886F107        247     1400SH              SOLE                                 1400
SELECT SECTOR TR SBI HEALTHCARE      COM     81369Y209       8853   192412SH              SOLE                               192412
SELECT SECTOR TR SBI INTL FINL       COM     81369Y605       5558   305225SH              SOLE                               305225
SELECT SECTOR TR SBI INTL UTILS      COM     81369Y886       2325    59460SH              SOLE                                59460
SPDR GOLD TRUST GOLD SHS             COM     78463V107       3478    22514SH              SOLE                                22514
SPDR INDEX SHS FDS S&P WRLD EX US    COM     78463X889       1101    41937SH              SOLE                                41937
SPDR S&P 500 ETF TR TR UNIT          COM     78462F103      25865   165096SH              SOLE                               165096
SPDR SERIES TRUST BARC SHT TR CP     COM     78464A474        242     7863SH              SOLE                                 7863
SPDR SERIES TRUST BRC HGH YLD BD     COM     78464A417       5264   128037SH              SOLE                               128037
SPDR SERIES TRUST BRCLYS INTL ETF    COM     78464A516       4680    80007SH              SOLE                                80007
SPDR SERIES TRUST DJ REIT ETF        COM     78464A607       2699    34761SH              SOLE                                34761
SPDR SERIES TRUST S&P DIVID ETF      COM     78464A763        527     7991SH              SOLE                                 7991
VANGUARD BD IDX FD INC TTAL BND MKT  COM     921937835        327     3915SH              SOLE                                 3915
VANGUARD BD IDX FDS REIT ETF         COM     922908553       2061    29216SH              SOLE                                29216
VANGUARD INDEX FDS TOT STK MKT       COM     922908769        357     4404SH              SOLE                                 4404
VGD INTL EQTY F MSCI EMR MKT ETF     COM     922042858       1145    26704SH              SOLE                                26704
VANGUARD SPECLZD PORTFL DIV APP      COM     921908844        443     6736SH              SOLE                                 6736
VGD TAX MNGED INTL FD MSCI EAFE      COM     921943858        576    15834SH              SOLE                                15834
WALGREEN CO COM                      COM     931422109       1652    34657SH              SOLE                  23381         11276
WAL-MART STORES INC COM              COM     931142103        789    10539SH              SOLE                   4937          5602
WELLS FARGO & CO NEW COM             COM     949746101       1465    39593SH              SOLE                  23527         16066
